UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund

615 East Michigan Street
Milwaukee, WI 53202

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-888-898-4107

Date of fiscal year end: August 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
B. RILEY PRINCIPLE 150 MERGER CORP	7/15/2022	05601V103	BRPM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	FOR
1. The Business Combination Proposal - to consider and vote upon a proposal to approve the agreement and plan of merger (the "Original Merger Agreement"), as amended on December 29, 2021 and March 10, 2022, respectively (collectively, the "Merger Agreement Amendments" and together with the Original Merger Agreement and further amendments and/or restatements from time to time, the "Merger Agreement"), by and among BRPM, BRPM Merger Sub, Inc., a Delaware corporation and a direct wholly owned ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
2a. Binding Charter Proposal A - a proposal for the holders of BRPM's Class A common stock and Class B common stock, voting together as a single class, to approve the adoption of the second amended and restated certificate of incorporation of BRPM (the "Proposed Charter"), a copy of which is attached to the proxy statement/prospectus as Annex B, which will replace the Current Charter.
Issuer
FOR	FOR
2b. Binding Charter Proposal B - a proposal for the holders of BRPM's Class A common stock to approve an amendment to the Current Charter to (i) increase the number of authorized shares of New FaZe's capital stock, each with a par value of $0.0001 per share, from 111,000,000 shares consisting of 100,000,000 shares of Class A common stock, 10,000,000 shares of Class B common stock, and 1,000,000 shares of preferred stock, to 501,000,000 shares consisting of 500,000,000 shares of New FaZe ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
3a.Advisory Charter Proposal A - If the Binding Charter Proposals are approved, the Proposed Charter will remove the provisions for BRPM's current Class B common stock (which will all convert into New FaZe's single class of common stock in connection with the Business Combination). Under the Proposed Charter, New FaZe will be authorized to issue 501,000,000 shares of capital stock, consisting of (i) 500,000,000 shares of New FaZe common stock, par value $0.0001 per share, and (ii) 1,000,000 shares of New ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
3b.Advisory Charter Proposal B - if the Binding Charter Proposals are approved, the Proposed Charter will provide that the number of authorized shares of any class of common stock or preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of New FaZe's stock entitled to vote, irrespective of the provisions of Section 242(b)(2) of the DGCL.
Issuer
FOR	FOR	3c.Advisory Charter Proposal C - The Proposed Charter will eliminate the ability of stockholders to act by written consent.	Issuer
FOR	FOR
3d. Advisory Charter Proposal D - Under the Proposed Charter, the affirmative vote of the holders of at least two-thirds (66 2/3%) of the voting power of all of the then outstanding shares of voting stock of New FaZe will be required to amend, alter, repeal or rescind Articles V(B) (Preferred Stock), VI (Directors), VII (Stockholder Meetings), VIII (Director Liability), IX (Indemnification), X (Forum Selection), and XI (Amendments) of the Proposed Charter.
Issuer
FOR	FOR
3e. Advisory Charter Proposal E - under the Proposed Charter, the board of directors of New FaZe (the "New FaZe Board") is expressly authorized to adopt, amend, alter, or repeal New FaZe's amended and restated bylaws (the "Proposed Bylaws"). The Proposed Bylaws can also be adopted, amended, altered or repealed by the stockholders, provided that any stockholder amendment to the Proposed Bylaws will require approval of at least two-thirds (66 2/3%) of the voting power of all of the then outstanding shares of voting stock of New FaZe.
Issuer
FOR	FOR
3f. Advisory Charter Proposal F - The Proposed Charter will change the classification of the New FaZe Board from two classes to three classes, with each class elected for staggered term, as well as with each class consisting, as nearly as may be possible, of one third of the total number of directors constituting the whole board. Subject to the special rights of the holders of one or more outstanding series of preferred stock to elect directors, (i), a director may be removed from office ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
4. Advisory Charter Proposal F - The Proposed Charter will change the classification of the New FaZe Board from two classes to three classes, with each class elected for staggered term, as well as with each class consisting, as nearly as may be possible, of one third of the total number of directors constituting the whole board. Subject to the special rights of the holders of one or more outstanding series of preferred stock to elect directors, (i), a director may be removed from office ...(due to space limits, see proxy material for full proposal).
Issuer
FOR	FOR
5.Vote Board of Directors:
Election of Director: C. Cordozar Broadus Jr.
Election of Director: Mickie Rosen
Election of Director: Ross Levinsohn
Election of Director: Angela Dalton
Election of Director: Nick Lewin
Election of Director: Paul Hamilton
Election of Director: Lee Trink
Election of Director: Bruce Gordon
Election of Director: Daniel Shribman
Election of Director: Andre Fernandez
Issuer
FOR	FOR
6. The Incentive Plan Proposal - to consider and vote upon a proposal to approve the New FaZe 2022 Omnibus Incentive Plan (the "Incentive Plan"), a copy of which is attached to the proxy statement/prospectus as Annex D, including the authorization of the initial share reserve under the Incentive Plan.
Issuer
FOR	FOR
7. The ESPP Proposal - to consider and vote upon a proposal to approve the New FaZe 2022 Employee Stock Purchase Plan (the "ESPP"), a copy of which is attached to the proxy statement/prospectus as Annex E, including the authorization of the initial share reserve under the ESPP.
Issuer
FOR	FOR
8. The Adjournment Proposal - to consider and vote upon a proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the foregoing proposals would not be duly approved by our stockholders.
Issuer
FOR	For
7. Auditor Ratification Proposal - To consider and vote upon a proposal to approve the appointment by SCS's audit committee of Marcum LLP as the independent registered public accountants to SCS to audit and report on SCS's consolidated financial statements for the year ending December 31, 2022.
Issuer
FOR	For
8. Adjournment Proposal - To consider and vote upon a proposal to approve by ordinary resolution the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation of proxies in the event that there are insufficient proxies for, or otherwise in connection with, the approval of one or more proposals at the Extraordinary General Meeting.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Logan Ridge Financial Corp.	7/22/2022	541098109	LRFC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Ted Goldthorpe
Mirror Vote	For	2. To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Blackrock California Muni	7/25/2022	09248E102	BFZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Cynthia L. Egan
Election of Director: Robert Fairbairn
Election of Director: Stayce D. Harris

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Blackrock ESG Capital Allocation	7/25/2022	09262F100	ECAT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote		1. Vote Board of Directors:	Issuer
Election of Director: Frank J. Fabozzi
Election of Director: Robert Fairbairn
Election of Director: J. Phillip Holloman

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Cion Investment Corp.	7/28/2022	17259U204	CION
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Edward J. Estrada
Election of Director: Peter I. Finlay
Election of Director: Earl V. Hedin
Mirror Vote	For
2. To approve a proposal to authorize flexibility for the Company, with the approval of the Board, to offer and sell Shares at a price below net asset value ("NAV") during the next 12 months following shareholder approval, subject to certain limitations described in the proxy statement (the "Share Issuance Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital Corp	8/3/2022	302635206	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barbara Adams
Election of Director: Michael C. Forman
Election of Director: Jerel A. Hopkins
Mirror Vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TORTOISE ENERGY INDEPENDENCE FUND, INC.	8/9/2022	8914860 20 0	NDP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Alexandra A. Herger Election of Director: H. Kevin Birzer	Issuer
Mirror Vote	For	2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TORTOISE PWR & ENERGY INFREASTR FUND, INC.	8/9/2022	89147X 10 4	TPZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Alexandra A. Herger Election of Director: H. Kevin Birzer	Issuer
Mirror Vote	For	2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2022.	Issuer
Mirror Vote	Against	3. To consider and vote on the non-binding Shareholder Proposal relating to a self-tender offer for all outstanding common shares.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Macquarie GBL INFRA TOTAL RET FD INC.	8/10/2022	55608D 10 1	MGU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.Election of Class II Director to serve until the 2025 Annual Meeting: Thomas W. Hunersen	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC FD-COM	8/10/2022	246060107	DEX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
ELection of Director: Christianna Wood
Election of Director: Janet L. Yeomans
Election of Director: Jerome D. Abernathy
Election of Director: Thomas L. Bennett
Election of Director: Ann D. Borowiec
Election of Director: Joseph W. Chow
Election of Director: H. Jeffrey Dobbs
Election of Director: John A. Fry
Election of Director: Joseph Harroz, Jr.
Election of Director: Sandra A.J. Lawrence
Election of Director: Shawn K. Lytle
Election of Director: F. A. Sevilla-Sacasa
Election of Director: Thomas K. Whitford
Election of Director: Christianna Wood
Election of Director: Janet L. Yeomans
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC	8/10/2022	246107106	IVH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: H. Jeffrey Dobbs Election of Director: F. A. Sevilla-Sacasa Election of Director: Christianna WooD Election of Director: Joseph W. Chow	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
OFS Credit Companyu	8/16/2022	67000Q404	OCCIN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class I Director to serve until 2025: Bilal Rashid	Issuer
Mirror Vote	For	2. The ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending October 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30,2023

Company Name	Meeting Date	CUSIP	Ticker
BNY Mellon High Yield Strategies Fund	8/16/2022	09660L105	DHF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Bradley J. Skapyak Election of Director: Roslyn M. Watson Election of Director: Benaree Pratt Wiley	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CENTER CST BRKFLD MLP & ENGY INFRA COM	9/9/2022	151461209	CEN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Independent Class II Trustee to serve until the third annual meeting: Mr. Edward Kuczmarski	Issuer
Mirror Vote	For	1.2 Election of Independent Class II Trustee to serve until the third annual meeting: Mr. Stuart McFarland	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DELAWARE INV NATIONAL MUNI INC FD-COM	9/11/2022	24610T108	VFL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. Vote Board of Directors:                                                           Election of Director: Jerome D. Abernathy                           Election of Director: Thomas L. Bennett
Election of Director: H. Jeffrey Dobbs
Election of Director: John A. Fry
Election of Director: Joseph Harroz, Jr.
Election of Director: Sandra A.J. Lawrence
Election of Director: Shawn K. Lytle
Election of Director: F. A. Sevilla-Sacasa
Election of Director: Thomas K. Whitford
Election of Director: Christianna Wood
Election of Director: Janet L. Yeomans
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CION INVESTMENT CORPORATION	9/15/2022	17259U204	CION
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Edward J. Estrada Election of Director: Peter I. Finlay Election of Director: Earl V. Hedin	Issuer
Mirror Vote	For
2. To approve a proposal to authorize flexibility for the Company, with the approval of the Board, to offer and sell Shares at a price below net asset value ("NAV") during the next 12 months following shareholder approval, subject to certain limitations described in the proxy statement (the "Share Issuance Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman Next Generation Connectivity Fund Inc.	9/15/2022	64133Q108	NBXG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director: Michael J. Cosgrove	Issuer
Mirror Vote	For	1b. Election of Class II Director: Deborah C. McLean	Issuer
Mirror Vote	For	1c. Election of Class II Director: George W. Morriss	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman New York Municipal Fund, Inc.	9/15/2022	64124K102	NBO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director: Michael J. Cosgrove	Issuer
Mirror Vote	For	1b. Election of Class II Director: Deborah C. McLean	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NEUBERGER BERMAN CALIFORNIA MUNICIPAL FUND INC	9/15/2022	64123C101	NBW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director: Michael J. Cosgrove	Issuer
Mirror Vote	For	1b. Election of Class II Director: Deborah C. McLean	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SABA CAPITAL INCOME & OPPORTUNITIES FD	9/23/2022	78518H202	BRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. Vote Board of Directors:                                                           Election of Director: Thomas Bumbolow
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Kieran Goodwin
Election of Director: Aditya Bindal
Election of Director: Andrew Kellerman
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DWS Strategic Municipal Inc Trust	9/23/2022	23342Q101	KSM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Chad D. Perry
Mirror Vote	For	Election of Director: Catherine Schrand	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DWS Municipal Income Trust	9/23/2022	233368109	KTF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Chad D. Perry
Mirror Vote	For	Election of Director: Catherine Schrand	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Vertical Cap Income FD.-SH OF BEN INTR	9/28/2022	92535C104	VCIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. To re-elect Robert J. Boulware as a Trustee of the Fund.
Mirror	For		Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS HIGH YIELD MUNICIPAL TR - COM	10/6/2022	59318E102	CMU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS INVESTMENT GRADE MUNICIPAL TR - COM	10/6/2022	59318B108	CXH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS HIGH INCOME MUNICIPAL TR - COM	10/6/2022	59318D104	CXE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MFS MUNICIPAL INCOME TR - COM	10/6/2022	552738106	MFM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. Vote Board of Directors:
Election of Director: Maureen R. Goldfarb
Mirror Vote	For	Election of Director: Maryanne L. Roepke	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Digtal Health Acquisition Corp.	10/20/2022	253893101	DHAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of amendment of Certificate of Incorporation to, among other things, extend the date by which the Company has to consummate a business combination for an additional three (3) months, from November 8, 2022 to February 8, 2023 and provide our board of directors the ability to further extend the date by which the Company has to consummate a business combination up to three (3) additional times for three (3) months each time, for a maximum of nine (9) additional months, with payment of any applicable extension fee.
Issuer
For	For
2. Approval of amendment of the Investment Management Trust Agreement, dated as of November 3, 2021, by and between the Company and Continental Stock Transfer & Trust Company, (i) allowing the Company to extend the business combination period from November 8, 2022 to February 8, 2023 and up to three (3) times for an additional three (3) months each time during the period from February 8, 2023 to November 8, 2023 and (ii) updating certain defined terms in the Trust Agreement.
Issuer
For	For
3. Approval of the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal and Trust Amendment Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC	11/8/2022	246107106	IVH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Delaware Ivy High Income Opportunities Fund ("IVH") to abrdn Income Credit Strategies Fund (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all or substantially all liabilities of IVH and the distribution of common shares of beneficial interest of the Acquiring Fund to the shareholders of IVH and complete liquidation of IVH.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Macquarie GBL INFRA TOTAL RET FD INC.	11/8/2022	55608D 10 1	MGU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Macquarie Global Infrastructure Total Return Fund Inc. ("MGU") to abrdn Global Infrastructure Income Fund (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all or substantially all liabilities of MGU and the distribution of common shares of beneficial interest of the Acquiring Fund to the shareholders of MGU and complete liquidation of MGU.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced GBL DIV& INC FD-COM	11/9/2022; Adjourned to 12/18/2022	246060107	DEX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Delaware Enhanced Global Dividend and Income Fund ("DEX") to abrdn Global Dynamic Dividend Fund (the "Acquiring Fund") in exchange solely for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all or substantially all liabilities of DEX and the distribution of common shares of beneficial interest of the Acquiring Fund to the shareholders of DEX and complete liquidation of DEX.
Issuer
Abstain	None
2. Shareholder Proposal: RESOLVED: If shareholders of Delaware Enhanced Global Dividend and Income Fund (the Fund) do not approve the proposed merger of the Fund into Abrdn Global Dynamic Dividend Fund ("AGD") at this meeting, they request that the Board of Trustees take steps to cause the Fund to be liquidated or converted to (or merged with) an exchange traded fund (ETF) or an open-end mutual fund.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FORTRESS VALUE ACQUISITION CORP. III	11/21/2022	34964G206	FVT/U
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal - To amend the Company's Amended and Restated Certificate of Incorporation by adopting the second amended and restated certificate of incorporation in the form set forth in Annex A of the proxy statement to amend the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2.he Trust Amendment Proposal - To amend the Investment Management Trust Agreement, dated January 4, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement to change the date on which Continental must commence liquidation of the trust account established in connection with the Company's initial public ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - To adjourn the Special Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient votes from the holders of Class A common stock, par value $0.0001 per share, and Class F common stock, par value $0.0001 per share, to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or (y) if the Company's ...(due to space limits, see proxy material for full proposal).
Issuer

Company Name	Meeting Date	CUSIP	Ticker
FORTRESS VALUE ACQUISITION CORP. IV	11/21/2022	34964K108	FVIV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal — To amend the Company’s Amended and Restated Certificate of Incorporation by adopting the second amended and restated certificate of incorporation in the form set forth in Annex A of the proxy statement to amend the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses from March 18, 2023 to the later of (x) November 22, 2022 or (y) the date of the effectiveness of the Second Amended and Restated Certificate of Incorporation (the “Amended Termination Date”) (the “Charter Amendment Proposal”).
Issuer
For	For
2. The Trust Amendment Proposal – To amend the Investment Management Trust Agreement, dated March 15, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as trustee (“Continental”), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement to change the date on which Continental must commence liquidation of the trust account established in connection with the Company’s initial public offering to the Amended Termination Date (the “Trust Amendment Proposal”).
Issuer
For	For
3.The Adjournment Proposal – To adjourn the Special Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient votes from the holders of Class A common stock, par value $0.0001 per share, and Class F common stock, par value$0.0001 per share, to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or (y) if the Company’s board of directors determines before the Special Meeting that it is not necessary or no longer desirable to proceed with the Charter Amendment Proposal and/or the Trust Amendment Proposal
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
AUSTERLITZ ACQUISITION CORP II	11/21/2022	G0633U101	ASZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal: To amend and restate the Company's Memorandum and Articles of Association by adopting the second amended and restated memorandum and articles of association in the form set forth in Annex A of the accompanying proxy statement (the "Second Amended and Restated Memorandum and Articles of Association") to change the date by which the Company must consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
2. Trust Amendment Proposal: To amend the Investment Management Trust Agreement, dated March 2, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the accompanying proxy statement, to change the date on which Continental must commence liquidation of the trust account established in connection with ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
3. Adjournment Proposal: To adjourn the Shareholder Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient votes from (i) the holders of Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), Class B ordinary shares, par value $0.0001 per share (the "Class B Ordinary Shares"), and the Class C ordinary ...(due to space limits,see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PWP FORWARD ACQUISITION CORP. I	11/27/2022	74709Q101	FRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The First Amendment Proposal - To approve the adoption of an amendment (the "First Amendment") to the Company's Amended and Restated Certificate of Incorporation (the "Charter") as set forth in paragraphs four, six and nine of Annex A of the accompanying proxy statement to change the date (which we refer to as the "Original Termination Date") by which the Company must either (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
2. The Second Amendment Proposal - To approve the adoption of an amendment (the "Second Amendment") to the Charter as set forth in paragraphs five, seven, eight and ten of Annex A of the accompanying proxy statement to eliminate from the Charter the limitation that the Company may not redeem Public Shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51- 1(g)(1) of the Securities Exchange Act of 1934 (the "Exchange ...(due to space limits,see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - To approve the adjournment of the Special Meeting from time to time to solicit additional proxies in favor of the Amendment Proposals or if otherwise determined by the chairperson of the Special Meeting to be necessary or appropriate.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DTRT HEALTH ACQUISITION CORP.	11/30/2022	23344T103	DTRT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend (the "Extension Amendment") the Company's Amended and Restated Certificate of Incorporation (our "charter") to extend the date by which the Company must consummate a business combination (the "Extension") from December 7, 2022 (the date which is 15 months from the closing date of the Company's initial public offering of our units (the "IPO")) to March 7, 2023 (the date which is 18 months from the closing date of the IPO) (the "Extended Date").
Issuer
For	For
2.
A proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit futher solicitation and vote of proxies in the event that there insufficient votes to approve the Extension Amendment Proposal or if we determine that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DESTRA MULTI-ALTERNATIVE FUND	12/7/2022	25065A502	DMA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Class I Trustee: John S. Emrich - Class I	Issuer
Mirror Vote	For	1.2 Election of Class I Trustee: Michael S. Erickson - Class I	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Z-WORK ACQUISITION CORP.	12/8/2022	98880C102	ZWRK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal - To amend the Company's Amended and Restated Certificate of Incorporation by adopting the second amended and restated certificate of incorporation in the form set forth in Annex A of the proxy statement to amend the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more ...(due to space limits, see proxy material for full proposal). More Details
Issuer
For	For
2. The Trust Amendment Proposal - To amend the Investment Management Trust Agreement, dated January 28, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement to change the date on which Continental must commence liquidation of the trust account established in connection with the Company's initial public ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Adjournment Proposal - To adjourn the Special Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient votes from the holders of Class A common stock, par value $0.0001 per share, and Class B Common Stock, par value $0.0001 per share, to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or (y) if the Company's ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ARBOR RAPHA CAPITAL BIOHOLDINGS CORP. I	12/8/2022	03881F112	ARCKW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - a proposal to amend the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") pursuant to an amendment to the Certificate of Incorporation (as set forth in the "first" and "second" sections of Annex A of the accompanying proxy statement).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - a proposal to amend the Certificate of Incorporation pursuant to an amendment to the Certificate of Incorporation (as set forth in the "third", "fourth", "fifth" and "sixth" sections of Annex A of the accompanying proxy statement).
Issuer
For	For
3. The Adjournment Proposal - A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal (the "Adjournment Proposal"), which may be presented at the Special Meeting if, based on the tabulated votes, there are not sufficient votes at the time of the Special Meeting to approve the Extension Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LONGVIEW ACQUISITION CORP II	12/14/2022	54319Q105 (U-204;WS-113)	LGV/U/WS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Charter Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination from March 23, 2023 to September 23, 2023 or such earlier date determined by the Company's board of directors (the "Board') and publicly announced by the Company.
Issuer
For	For
2. Trust Amendment Proposal: Amend the Company's Investment Trust Management Agreement, dated March 18, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("ContinentaI") to change the date that Continental must commence liquidation of the trust account to the earliest of (i) the Company's completion of an initial business combination, (ii) September 23, 2023, and (iii) such earlier date determined by the Board.
Issuer
For	For
3. Adjournment Proposal: Adjourn the Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board determines before the Stockholder Meeting that it is not necessary or no longer desirable to proceed with Proposal 1 and/or Proposal 2, or if otherwise determined by the chairperson of the Stockholder Meeting to be necessary or appropriate.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GORES HOLDINGS VII, INC.	12/15/2022	38286T101	GSEV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend the Company's Amended and Restated Certificate of Incorporation (the "Charter") by adopting an amendment to the Charter in the form set forth in Annex A of the proxy statement (the "Charter Amendment") to accelerate the date by which the Company must cease all operations, except for the purpose of winding up, if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses, from ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. To amend the Investment Management Trust Agreement, dated February 25, 2021 (the "Trust Agreement"), by and between the Company and Computershare Trust Company, N.A., as trustee ("Computershare"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement, to change the date on which Computershare must commence liquidation of the trust account established in connection with the Company's initial public offering to the Amended Termination Date (the "Trust Amendment Proposal")
Issuer
For	For
3. To allow the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, for the absence of a quorum, to solicit additional proxies from Company stockholders to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or to ensure that any supplement or amendment to the accompanying proxy statement/prospectus is timely provided to Company stockholders
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
B. RILEY PRINCIPAL 250 MERGER CORP.	12/16/2022	05602l104	BRIV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1a. Election of Class I Director to serve until the annual meeting: Samuel McBride	Issuer
For	For	1b. Election of Class I Director to serve until the annual meeting: Timothy Presutti	Issuer
For	For	2. To ratify the appointment of Marcum LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIGURE ACQUISITION CORP. I	12/16/2022	302438106	FACA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend the Company's Amended and Restated Certificate of Incorporation by adopting the second amended and restated certificate of incorporation in the form set forth in Annex A of the proxy statement to amend the date by which the Company must consummate a Business Combination, from February 23, 2023 to August 23, 2023, or such other earlier date as shall be determined by our Board and publicly announced by the Company.
Issuer
For	For
2. To amend the Investment Management Trust Agreement, dated February 18, 2021 (the Trust Agreement), by and between the Company and Continental Stock Transfer & Trust Company, as trustee (Continental), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement to change the date on which Continental must commence liquidation of the trust account established in connection with the Companys initial public offering to the Amended Termination Date (the Trust Agreement Proposal).
Issuer
For	For
3. To adjourn the Special Meeting to a later date or dates or sine die, if necessary, either (x) to permit further solicitation and vote of proxies if there are insufficient votes from the holders of Class A common stock and Class B common stock to approve the Charter Amendment Proposal and/or the Trust Amendment Proposal or (y) if the Company's board of directors determines before the Special Meeting that is not necessary or no longer desirable to proceed with the Charter Amendment Proposal and/or the Trust Amendment Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
EDIFY ACQUISITION CORP.	12/20/2022	28059Q103	EAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. EXTENSION AMENDMENT - To amend the Company's Amended and Restated Certificate of Incorporation to allow the Company to extend the date by which the Company must consummate a business combination (as defined below) (the "Extension").

Issuer
For	For
2.
TERMINATION AMENDMENT - To amend the Investment Management Trust Agreement, dated January 14, 2021, by and between the Company and Continental Stock Transfer & Trust Company (the "Trustee"), to allow the Company to extend the date on which the Trustee must liquidate the trust account established by the Company in connection with the IPO (the "trust account").
Issuer
For	For
3. ADJOURNMENT - To approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or the Trust Amendment Proposal or if the Company determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
OPY ACQUISITION CORP I	12/20/2022	671005106	OHAA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Charter Amendment Proposal: To amend our amended and restated certificate of incorporation (the "charter") to extend the initial period of time by which we have to consummate an initial business combination from April 29, 2023 to October 30, 2023, (the "New Termination Date") pursuant to an amendment in the form set forth in Annex A of the accompanying proxy statement (the "Charter Amendment Proposal").
Issuer
For	For
2.1 Re-election of Director to the Company's Board, such director to serve until the next annual meeting of stockholders following the special meeting or until the election and qualification of their respective successors, subject to their earlier death, resignation or removal: Jonathan B. Siegel
Issuer
For	For
2.2 Re-election of Director to the Company's Board, such director to serve until the next annual meeting of stockholders following the special meeting or until the election and qualification of their respective successors, subject to their earlier death, resignation or removal: David R. Epstein
Issuer
For	For
2.3 Re-election of Director to the Company's Board, such director to serve until the next annual meeting of stockholders following the special meeting or until the election and qualification of their respective successors, subject to their earlier death, resignation or removal: Kim D. Blickenstaff
Issuer
For	For
2.4 Re-election of Director to the Company's Board, such director to serve until the next annual meeting of stockholders following the special meeting or until the election and qualification of their respective successors, subject to their earlier death, resignation or removal: Jonathan B. Fassberg
Issuer
For	For
2.5 Re-election of Director to the Company's Board, such director to serve until the next annual meeting of stockholders following the special meeting or until the election and qualification of their respective successors, subject to their earlier death, resignation or removal: Barbara L. Weber
Issuer
For	For	3. The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LANDCADIA HOLDINGS IV, INC.	12/21/2022	51477A104	LCA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend (the "Extension Amendment") the Company's Second Amended and Restated Certificate of Incorporation (our "charter") to extend the date by which the Company must consummate a business combination (the "Extension") from March 29, 2023 (the date which is 24 months from the closing date of the Company's initial public offering of our units (the "IPO")) to September 29, 2023 (the date which is 30 months from the closing date of the IPO (such date, the "Extended Date").

Issuer
For	For
2. To elect Scott Kelly as Class I director of the Company's board of directors, until the third annual meeting of the Company held after the special meeting or until his successor is appointed and qualified.
Issuer
For	For
3. A proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve Proposal 1 or Proposal 2 or if the Company determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
RELATIVITY ACQUISITION CORP.	12/21/2022	75944B205	RACY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation as proposed in Annex A to the proxy statement to extend the date by which the Company has to consummate a Business Combination from February 15, 2023 to August 15, 2023 (or such earlier date as determined by the Board).
Issuer
For	For
2. Adjournment Proposal: A proposal to approve the adjournment of the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GX Acquistion Corp. II	12/28/2022	36260F105	GXII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Election of Class I Director to serve until the annual meeting of stockholders of the Company to be held in 2025 or until a successor is elected and qualified or his earlier resignation or removal: Hillel Weinberger
Issuer
For	For
2. Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's board of directors to serve as the Company's independent registered public accounting firm for the year ending December 31, 20
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LEO HOLDINGS CORP II	1/9/2022	G5463R102	LHC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution that: Article 49.4(a) of Leo's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.4 (a): "In the event that the Company does not consummate a Business Combination upon the date which is the later of (i) 12 April 2023 (or 12 October 2023, if applicable under the provisions of this Article 49.4(a)) and (ii) such later date as may be ...(due to space limits, see proxy material for full proposal).

Issuer
For	For
2. The Adjournment Proposal-RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share (the "Public Shares") and Class B ordinary shares, par value $0.0001 per share in the capital of Leo represented (either in person or by proxy) to ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ARES ACQUISITION CORPORATION	1/24/2023	G33032106	AAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal - To amend, by way of special resolution, AAC's amended and restated memorandum and articles of association (the "Memorandum and Articles of Association") pursuant to an amendment in the form set forth on Annex A to the accompanying proxy statement to: (i) extend the date by which AAC has to consummate a business combination (the "Charter Extension") from February 4, 2023 to August 4, 2023 (the "Charter Extension Date"), or such earlier date as determined by ...(due to space limits, see proxy material for full proposal).

Issuer
For	For
2. Redemption Limitation Amendment Proposal - To amend, by way of special resolution, the Memorandum and Articles of Association pursuant to an amendment in the form set forth on Annex A to the accompanying proxy statement to delete: (i) the limitation on share repurchases prior to the consummation of a business combination that would cause AAC's net tangible assets to be less than $5,000,001 following such repurchases; (ii) the limitation that AAC shall not consummate a business combination ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. Adjournment Proposal - To adjourn the Shareholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share, and Class B ordinary shares, par value $0.0001 per share, in the capital of AAC represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30,2023

Company Name	Meeting Date	CUSIP	Ticker
MURPHY CANYON ACQUISITION CORP	1/25/2023	626642102-626642110	MURF-MURFW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. APPROVAL OF AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION ON A MONTH-TO-MONTH BASIS UP TO TWELVE (12) TIMES, EACH SUCH EXTENSION FOR AN ADDITIONAL ONE (1) MONTH PERIOD, FROM FEBRUARY 7, 2023, UNTIL FEBRUARY 7, 2024.

Issuer
For	For
2.APPROVAL OF AN AMENDMENT TO THE COMPANY'S INVESTMENT MANAGEMENT TRUST AGREEMENT, DATED AS OF FEBRUARY 2, 2022, TO ALLOW THE COMPANY TO EXTEND THE EXTENDED TERMINATION DATE FROM FEBRUARY 7, 2023, UP TO TWELVE (12) TIMES, EACH SUCH EXTENSION FOR AN ADDITIONAL ONE (1) MONTH PERIOD, UNTIL FEBRUARY 7, 2024, BY DEPOSITING INTO THE TRUST ACCOUNT ONE-THIRD OF 1% OF THE FUNDS REMAINING IN THE TRUST ACCOUNT FOLLOWING REDEMPTIONS MADE IN CONNECTION WITH APPROVAL OF THE EXTENSION AMENDMENT.
Issuer
For	For
3. APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EXPAND THE METHODS THAT THE COMPANY MAY EMPLOY TO NOT BECOME SUBJECT TO THE "PENNY STOCK" RULES OF THE SECURITIES AND EXCHANGE COMMISSION.
Issuer
For	For
4.APPROVAL TO DIRECT THE CHAIRPERSON OF THE SPECIAL MEETING TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IF, BASED UPON THE TABULATED VOTE AT THE TIME OF THE MEETING, THERE ARE NOT SUFFICIENT VOTES TO APPROVE PROPOSALS 1 AND 3.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified Real Estate Trust	1/30/2023	65340G205	NXDT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. To consider and vote upon a Long Term Incentive Plan for the Company's trustees, officers and key employees.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified Real Estate Trust	1/30/2023	65340G304	NXDT/PA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. To consider and vote upon a Long Term Incentive Plan for the Company's trustees, officers and key employees.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SEAPORT GLOBAL ACQUISITION II CORP.	2/13/2023	81221H105	SGII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: A proposal to amend the Company's amended and restated certificate of incorporation by allowing us to extend (the "Extension") the date by which we have to consummate a business combination (the "Combination Period") for an additional six (6) months, from February 19, 2023 (the date which is fifteen (15) months from the closing date of our initial public offering of our units (the "IPO") to August 19, 2023, (the "Extended Date").

Issuer
For	For
2. Trust Amendment Proposal: A proposal to amend the Investment Management Trust Agreement, dated November 17, 2021, (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Company (the "Trustee"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the accompanying proxy statement, to authorize the Extension and its implementation by the Company.
Issuer
For	For
3. Founder Share Amendment Proposal: A proposal to amend the Company's amended and restated certificate of incorporation to provide for the right of a holder of Class B Common Stock of the Company ("Founder Shares") to convert into Class A Common Stock on a one-for-one basis prior to the closing of a business combination at the election of the holder. A copy of the proposed amendment, which we refer to as the "Founder Share Amendment", is set forth in Annex A to the accompanying Proxy Statement.
Issuer
For	For
4. Adjournment Proposal: A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the forgoing proposals. This proposal will only be presented at the Special Meeting if there are not sufficient votes to approve the Extension Amendment Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
DOUBLELINE YIELD OPPORTUNITIES FUND	2/23/2023	25862d105	DLY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE	For	1. Election of Class III Trustee: John C. Salter	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
TWIN RIDGE CAPITAL ACQUISITION CORP.	3/6/2023	G9151L104	TRCA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution that: 1a. Article 49.7 of Twin Ridge's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.7: "In the event that the Company does not consummate a Business Combination upon the date which is the later of (i) 8 June 2023 (or 8 March 2024, if applicable under the provisions of this Article 49.7) and (ii) such later date as may be approved by the ...(due to space limits, see proxy material for full proposal).

Issuer
For	For
2. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value US$0.0001 per share (the "Public Shares") and Class B ordinary shares, par value US$0.0001 per share in the capital of Twin Ridge represented (either in person or by ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
First Eagle Alternative Capital BDC, Inc.	3/7/2023	26943B100	FCRD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote
1. To adopt the Agreement and Plan of Merger, dated as of October 3, 2022, by and among Crescent Capital BDC, Inc., Echelon Acquisition Sub, Inc., Echelon Acquisition Sub LLC, FCRD, and Crescent Cap Advisors, LLC, and approve the transactions contemplated thereby, including the Mergers (as defined in the Notice of Special Meeting of Stockholders) (such proposal collectively, the "Merger Proposal").
Issuer
Mirror Vote	For
2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are insufficient votes at the time of the Special Meeting to approve the Merger Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LAKESHORE ACQUISITION II CORP	3/8/2023	G5352N105	LBBB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - to consider and vote upon a proposal by special resolution to amend the Company's amended and restated memorandum & articles of association adopted by special resolution dated 03/8/2022 & effective on 03/8/2022 (together, the "Existing Charter") to: extend from 03/11/2023 (the "Original Termination Date") to 06/11/2023 (the "Extended Date"), if the Company has not consummated an initial business combination, the Company must: (a) cease all operations except for the purpose of winding up.
Issuer
For	For
2. The Adjournment Proposal - to consider and vote upon a proposal by the following ordinary resolution to approve the adjournment of the General Meeting by the chairman thereof to a later date, if necessary, under certain circumstances, to solicit additional proxies for the purpose of approving the Extension Proposal, to amend the Extension Proposal, or to allow reasonable additional time for the filing or mailing of any supplemental or amended disclosure that the Company has determined in good faith after consultation with outside legal counsel is required.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GX ACQUISITION CORP. II	3/15/2023	36260F105	GXII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to approve and adopt the Business Combination Agreement, dated September 25, 2022 (as may be amended from time to time, the "Business Combination Agreement"), by and among GX, NioCorp Developments Ltd., a company organized under the laws of the Province of British Columbia ("NioCorp"), and Big Red Merger Sub Ltd, a Delaware Corp. and a direct wholly owned subsidiary of NioCorp ("Merger Sub"), and the transactions contemplated thereby, pursuant to which, among other transactions.
Issuer
For	For
2. The Charter Amendment Proposal - To consider and vote upon a proposal to approve the amendment to the current Amended and Restated Certificate of Incorporation of GX (the "GX Existing Charter"), as of immediately prior to the effective time of the First Merger, to remove the automatic conversion of GX Founder Shares into GX Class A Shares (such amendment, the "GX Charter Amendment").
Issuer
For	For
3. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal to increase the number of authorized shares of GX Class A Shares and GX Founder Shares ("Proposal No. 3").
Issuer
For	For
4. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal to increase the number of authorized shares of preferred stock of GX ("Proposal No. 4").
Issuer
For	For
5. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal to declassify the board of directors from three classes to one class ("Proposal No. 5").
Issuer
For	For
6. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal to provide for the election or removal of directors only upon the vote of holders of GX Class A Shares ("Proposal No. 6").
Issuer
For	For
7. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal to require the affirmative vote, approval or consent of the holders of a majority of the GX Founder Shares then held by Exchanging Shareholders voting as a separate class, to amend, alter, change or repeal any provision of GX Proposed Charter which affects rights, preferences.
Issuer
For	For
8. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal to eliminate certain provisions related to the consummation of an initial business combination that will no longer be relevant following the Closing (such as Article IX, which sets forth various provisions related to our operations as a blank check company prior to the consummation of an initial business combination, including with respect to redemptions and the trust account)
Issuer
For	For
9. To approve the following material differences in the proposed updated Amended and Restated Certificate of Incorporation: a non-binding, advisory proposal, conditioned upon the approval of Proposals No. 3 through No. 8, to approve the GX Proposed Charter as a whole, which includes the approval of all other changes in the GX Proposed Charter that will replace the GX Existing Charter, as amended by the GX Charter Amendment, as of the Closing ("Proposal No. 9" and together with Proposals No. 3 through No. 8, the "Charter Proposal").
Issuer
For	For
10. The Adjournment Proposal - To consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for a vote.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30,2023

Company Name	Meeting Date	CUSIP	Ticker
GX ACQUISITION CORP. II	3/20/2023	36260F105	GXII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination (the "Extension") for an additional three months, from March 22, 2023 (the "Current Termination Date") to June 22, 2023 (the "Extended Termination Date") ("Proposal 1").

Issuer
For	For
2. Adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIRST TR DYNAMIC EUROPE EQUITY INC FD	4/3/2023	33740D107	FDEU
Vote	Non-Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1a. ELECTION OF TRUSTEE: PAUL POOLE	Shareholder
For	For	1b. ELECTION OF TRUSTEE: JAKE PAMPINELLA	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIRST TR DYNAMIC EUROPE EQUITY INC FD	4/3/2023	33740D107	FDEU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote	For	1.1 Election of Class I Trustee for a three year term: Denise M. Keefe	Issuer
No Vote	For	1.2 Election of Class I Trustee for a three year term: Robert F. Keith	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
EXCELFIN ACQUISITION CORP	4/13/2023	30069X102	XFIN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. THE EXTENSION AMENDMENT PROPOSAL - To amend the Company's amended and restated certificate of incorporation to extend the date by with the company must (1) effectuate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses, (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem 100% of the Company's Class A common stock, from April 25, 2023 to October 25, 2023.
Shareholder
For	For
2. THE ADJOURNMENT PROPOSAL - To approve the adjournment of the Special Meeting to a later date or dates, if necessary (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote or, (ii) if stockholders have elected to redeem an amount of shares in connection with the Extension Amendment Proposal, such that the Company would not adhere to the continued listing requirements of The Nasdaq Global Market.
Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ACCRETION ACQUISITION CORP.	4/14/2023	00438Y107	ENER
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. EXTENSION AMENDMENT PROPOSAL - To amend the Company's amended & restated certificate of incorporation to extend the date (the Termination Date) by which Company has to consummate a Business Combination (as defined below) from April 25, 2023 ("Original Termination Date") to July 25, 2023 ("Charter Extension Date") & to allow Company, without another stockholder vote, to elect to extend Termination Date to consummate a Business Combination on a monthly basis up to 5 times by an additional 1 month each time after Charter Extension Date, by resolution of Company's board.
Shareholder
For	For
2. ADJOURNMENT PROPOSAL - To adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient shares of common stock, par value $0.001 per share in the capital of the Company represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the Special Meeting or at the time of the Special Meeting to approve the Extension Amendment Proposal.
Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BLACKSTONE STRATEGIC CREDIT FUND	4/19/2023	09257R101	BGB
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	3.1 Election of Trustee: Jane Siebels	Shareholder
Mirror	For	3.2 Election of Trustee: Daniel H. Smith, Jr.	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NEW AMERICA HIGH INCOME FUND-COMMON	4/26/2023	33740D107	HYB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. Vote Board of Directors:
Election of Director: Joseph L. Bower
Election of Director: Stuart A. McFarland
Election of Director: Marguerite Piret
Election of Director: Ellen E. Terry
Election of Director: Luis Viceira
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PHENIXFIN CORPORATION	4/27/2023	71742W103	PFX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Director to hold office for a term of three years: Karin Hirtler-Garvey	Issuer
Mirror Vote	For	1b.Election of Director to hold office for a term of three years: Lowell W. Robinson	Issuer
Mirror Vote	For	2. To ratify the appointment of KPMG LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2023.	Issuer
Mirror Vote	For	3. To provide an advisory vote on executive compensation.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ALTENERGY ACQUISITION CORP.	4/27/2023	02157M108	AEAE
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. A proposal to amend the Amended and Restated Certificate of Incorporation ("Charter") ("Extension Proposal") by which the Company must (1) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses ("initial business combination") or (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and redeem all of the Class A common stock.
Issuer
For	For
2. To approve the adjournment of the Special Meeting to a later date or dates if necessary or convenient, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will only be presented at the Special Meeting if, based on tabulated votes, are not sufficient votes at the time of the Special Meeting to approve Extension Proposal, in which case the Adjournment Proposal will be the only proposal presented at the Special Meeting.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LIV CAPITAL ACQUISITION CORP II	5/1/2023	G5510R105	LIVB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - as a special resolution, to amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment in the form set forth in Part 1 of Annex A of the accompanying proxy statement.
Issuer
For	For
2. The Founder Share Amendment Proposal - as a special resolution, to amend the Company's Charter in the form set forth in Part 2 of Annex A of the accompanying proxy statement to provide for the right of a holder of Class B ordinary shares of the Company (the "Founder Shares" or the "Class B Ordinary Shares") to convert such Class B Ordinary Shares into Class A ordinary shares (the "Class A Ordinary Shares") on a one-for-one basis prior to the closing of a business combination at the election of the holder (the "Founder Share Amendment Proposal").
Issuer
For	For
3.The Adjournment Proposal - as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal ("Adjournment Proposal"), which will only be presented at the Extraordinary General Meeting if, based on the tabulated votes, there are not sufficient votes at the time of Extraordinary General Meeting to approve the Extension Proposal.
Issuer
For	For
4. The Redemption Limitation Amendment Proposal - as a special resolution, to amend the Company's Charter, as provided by the third resolution in the form set forth in Part 3 of Annex A to the accompanying proxy statement (the "Redemption Limitation Amendment" and such proposal, the "Redemption Limitation Amendment Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
JUNIPER II CORP.	5/2/2023	48203N103	JUN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - to approve the amendment of the Company's amended and restated certificate of incorporation (the "Certificate") pursuant to amendments to the Certificate in the form set forth in paragraphs 5, 6 and 8 of Annex A to the accompanying Proxy Statement (such amendments, collectively, the "Extension Amendment" and, such proposal, the "Extension Amendment Proposal") to extend the date by which the Company must (1) consummate an initial merger, capital stock exchange, ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - to approve the amendment of the Certificate pursuant to amendments to the Certificate in the form set forth in paragraphs 7, 9, 10 and 11 of Annex A to the accompanying Proxy Statement to eliminate from the Certificate the limitation that the Company may not redeem public shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Auditor Ratification Proposal - to approve and ratify the appointment of Marcum LLP, as the Company's independent accountants for the fiscal years ended December 31, 2021 and December 31, 2022 and ending December 31, 2023.
Issuer
For	For
4. The Adjournment Proposal - to approve the adjournment of the Special Meeting to a later date or dates, if necessary, (to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of proposal Nos. 1, 2, and 3.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BARINGS BDC, INC.	5/4/2023	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Director who will serve until 2026 Annual Meeting: Steve Byers	Issuer
Mirror Vote	For	1b. Election of Class II Director who will serve until 2026 Annual Meeting: Valerie Lancaster-Beal	Issuer
Mirror Vote	For	1c. Election of Class II Director who will serve until 2026 Annual Meeting: John A. Switzer	Issuer
Mirror Vote	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).

Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BARINGS BDC, INC.	5/4/2023	06759L103	BBDC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	1. Election of Class II Director who will serve until 2026 Annual Meeting: a. Steve Byers b. Valerie Lancaster-Beal c. John A. Switzer	Shareholder
Mirror	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).
Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN SHORT DURATION CREDIT OPP FD-COM	5/8/2023	67074X107	JSD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For
1. To approve an Agreement and Plan of Merger pursuant to which Nuveen Short Duration Credit Opportunities Fund (a "Target Fund") would be merged with and into NFRIF Merger Sub, LLC, a Massachusetts limited liability company and wholly-owned subsidiary of Nuveen Floating Rate Income Fund (the "Acquiring Fund"), with the issued and outstanding common and preferred shares of the Target Fund being converted into newly issued common and preferred shares of the Acquiring Fund.
Shareholder
Mirror	For	2. Vote Board of Directors: Election of Director: Robert L. Young* Election of Director: Amy B. R. Lancellotta# Election of Director: John K. Nelson# Election of Director: Terence J. Toth#	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN Multi-Asset Income	5/8/2023	670750108	NMAI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	2. Vote Board of Directors: Election of Director: Robert L. Young* Election of Director: Amy B. R. Lancellotta# Election of Director: John K. Nelson# Election of Director: Terence J. Toth#	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LAMF GLOBAL VENTURES CORP I	5/10/2023	G5338L108	LGVC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - as a special resolution, to amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to extend the date by which the Company must consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination (a "business combination") from May 16, 2023 (the "Current Outside ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - as a special resolution, to amend the Charter pursuant to an amendment to the Charter in the form set forth in Annex B of the accompanying proxy statement to eliminate (i) the limitation that the Company may not redeem public shares in an amount that would cause the Company's net tangible assets to be less than $5,000,001 and (ii) the limitation that the Company shall not consummate a business combination unless the Company has net tangible assets ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Founder Share Amendment Proposal - as a special resolution, to amend the Charter pursuant to an amendment to the Charter in the form set forth in Annex C of the accompanying proxy statement to provide for the right of a holder of the Company's Class B ordinary shares, par value $0.0001 per share (the "Class B Ordinary Shares"), to convert into Class A ordinary shares, par value $0.0001 per share, of the Company (the "Class A Ordinary Shares" or "public shares") on a one-for-one basis ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4. The Adjournment Proposal - as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary or convenient, (i) to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, the Redemption Limitation Amendment Proposal or the Founder Share Amendment Proposal, or if we otherwise determine that additional time is necessary ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CHURCHILL CAPITAL CORP VI	5/10/2023	17143W101	CCVI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp VI ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CHURCHILL CAPITAL CORP VII	5/11/2023	17144M102	CVII
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp VII ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FIFTH WALL ACQUISITION CORP III	5/17/2023	G34142102	FWAC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - Proposal to approve, as a special resolution, the amendment of the Company's amended and restated memorandum and articles of association (as may be amended from time to time, the "Articles") to extend the date by which the Company must (1) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a "business combination") or (2) if it fails to complete such ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - Proposal to approve, as a special resolution, the amendment of the Articles to eliminate from the Articles the limitation that the Company shall not redeem public shares to the extent that such redemption would cause the Company's net tangible assets to be less than $5,000,001.
Issuer
For	For
3. The Adjournment Proposal - Proposal to approve, as an ordinary resolution, the adjournment of the Extraordinary General Meeting to a later date or dates or indefinitely, if necessary or convenient, either (1) to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the foregoing proposals or (2) if our board determines before the Extraordinary General Meeting that it is not necessary or no longer desirable to proceed with the other proposals.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PROOF ACQUISITION CORP I	5/19/2023	74349W104	PACI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - A proposal (the "Extension Amendment Proposal") to amend the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation"), as set forth in Annex A of the accompanying Proxy Statement, to change the timing of and payment required to extend the date by which the Company must consummate an initial Business Combination.
Issuer
For	For
2. The Trust Agreement Amendment Proposal - A proposal (the "Trust Agreement Amendment Proposal") to approve the amendment to the Company's Investment Management Trust Agreement, dated as of November 30, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as set forth in Annex B of the accompanying Proxy Statement to allow for the Extension Amendment.
Issuer
For	For
2. The Adjournment Proposal - To adjourn the Special Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies if, based on the tabulated vote at the time of the Special Meeting: (i) there are insufficient shares of Class A common stock and Class B common stock represented to constitute a quorum or (ii) there are insufficient votes to approve the Extension Amendment Proposal and the Trust Agreement Amendment Proposal or (y) if the board determines before the Special Meeting that it is not necessary.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
CUSHING NEXTGEN INFRA INCOME FUND	5/23/2023	231647207	NXG
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1. Vote Board of Directors: Election of Director: Mr. Brian R. Bruce Election of Director: Mr. Ronald P. Trout	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN GLOBAL DYNAMIC DIVIDEND FD COM	5/25/2023	00302M106	AGD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Class III Trustee for a three-year term until the 2026 Annual Meeting: Nancy Yao Maasbach	Issuer
For	For	1.2 Election of Class III Trustee for a three-year term until the 2026 Annual Meeting: Stephen Bird	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN ASIA-PACIFIC INCOME FUND-INC	5/25/2023	003009107	FAX
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	1.1 Election of Class II Director for a three-year term until the 2026 Annual Meeting of Shareholders: P. Gerald Malone	Issuer
Mirror	For	2.1 To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred Share Director, 3-year term ending 2024)	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SURO CAPITAL CORP.	5/31/2023	86887Q109	SSSS
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1. Vote Board of Directors Election of Director: Mark D. Klein Election of Director: Lisa Westley	Issuer
For	For	2. To provide an advisory non-binding vote to approve executive compensation.	Issuer
For	For	3. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for SuRo Capital Corp. for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ROC ENERGY ACQUISITION CORP.	6/1/2023	77118V108	ROC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to consider and vote upon a proposal to (a) approve and adopt the Agreement and Plan of Merger, dated as of February 13, 2023 (the "Business Combination Agreement"), among ROC, ROC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of ROC ("Merger Sub"), and Drilling Tools International Holdings, Inc., a Delaware corporation ("DTI"), pursuant to which Merger Sub will merge with and into DTI, with DTI surviving merger as a wholly owned subsidiary of ROC & b) approve such merger & other transactions.
Issuer
For	For
2. The Nasdaq Proposal - to consider and vote upon a proposal to approve, for purposes of complying with applicable listing rules of the Nasdaq Global Market, (a) the issuance of up to 23,253,533 shares of common stock, par value $0.0001 per share, of ROC (the "Common Stock") pursuant to the Business Combination Agreement and (b) the issuance and sale of up to 7,042,254 shares of Common Stock in a private offering of securities to certain investors.
Issuer
For	For
3. The Charter Proposal - to consider and vote upon a proposal to approve the proposed amended and restated certificate of incorporation of ROC (the "Proposed Charter"), which will replace ROC's Amended and Restated Certificate of Incorporation, dated December 1, 2021, and will be in effect upon the closing (the "Closing") of the Business Combination. A copy of the Proposed Charter is attached to the accompanying proxy statement/prospectus/consent solicitation statement as Annex B.
Issuer
For	For
4. The Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2023 Omnibus Incentive Plan (the "2023 Plan"), a copy of which is attached to the accompanying proxy statement/prospectus/consent solicitation statement as Annex C, including the authorization of the initial share reserve under the 2023 Plan. The Incentive Plan Proposal is conditioned on the approval of the Business Combination Proposal, the Nasdaq Proposal and the Charter Proposal.
Issuer
For	For
5. The Director Election Proposal - to consider and vote upon a proposal to elect C. Richard Vermillion, Thomas O. Hicks, Wayne Prejean, Eric Neuman, Curt Crofford, Jack Furst and Daniel J. Kimes to serve as directors to serve staggered terms on the board, effective upon the Closing until the 2024, 2025 and 2026 annual meetings, as applicable, or, in each case, until their respective successors are duly elected and qualified. The Director Election Proposal is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
6.The Adjournment Proposal - to consider and vote upon a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Nasdaq Proposal, the Charter Proposal, the Incentive Plan Proposal, or the Director Election Proposal. The Adjournment Proposal is not conditioned on the approval of any other proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
ROC ENERGY ACQUISITION CORP.	6/1/2023	77118V108	ROC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Charter Amendment Proposal - a proposal to amend the Company’s amended and restated certificate of incorporation (the “Existing Charter”) in the form set forth in Annex A to the accompanying Proxy Statement (the “Amended Charter”). We refer to this amendment throughout the Proxy Statement as the “Charter Amendment” and such proposal as the “Charter Amendment Proposal.” The Charter Amendment proposes to extend the date by which the Company must consummate a business combination (the “Business Combination”), up to two times, from June 6, 2023 (the “Termination Date”) to August 6, 2023, composed of two one-month extensions (each an “Extension”), for a total of up to two months after the Termination Date (assuming the Company’s Business Combination has not occurred). The end date of each Extension shall be referred to herein as the “Extended Date.” The Charter Amendment additionally proposes that in connection with each Extension, the Sponsor (or its affiliates or permitted designees) agrees to deposit into the trust account (the “Trust Account”) for each of the two one month extensions $0.04 for each Public Share not redeemed in connection with the Charter Amendment Proposal (the “Extension Payment”) until August 6, 2023 (assuming the Company’s Business Combination has not occurred) in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a Business Combination.
Issuer
For	For
2. Trust Amendment Proposal - a proposal to amend the Investment Management Trust Agreement, dated December 1, 2021, between us and Continental Stock Transfer & Trust Company (“Continental” and such agreement the “Trust Agreement”) pursuant to an amendment in the form set forth in Annex B (the “Trust Amendment”) of the accompanying proxy statement, to change the initial date on which Continental must commence liquidation of the Trust Account to the Extended Date or such later date as may be approved by our stockholders in accordance with the Charter (as may be amended) if a letter of termination under the Trust Agreement is not received by Continental prior to such date (the “Trust Amendment Proposal”).
Issuer
For	For
3. The Adjournment Proposal - a proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal and the Trust Amendment Proposal, which we refer to as the “Adjournment Proposal.” The Adjournment Proposal will only be presented at the Special Meeting if there are not sufficient votes to approve the Charter Amendment Proposal or the Trust Amendment Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BIOPLUS ACQUISITION CORP.	6/2/2023	G11217117	BIOS
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - RESOLVED, as a special resolution, that the Amended and Restated Memorandum of Association and Articles of Association be amended in the form attached to the proxy statement as Annex A, with immediate effect, in order to extend the date by which the Company has to consummate a Business Combination from June 7, 2023 to December 7, 2023 (or such earlier date as determined by the Board).
Issuer
For	For
2. The Founder Share Amendment Proposal - RESOLVED, as a special resolution, that the Amended and Restated Memorandum of Association and Articles of Association be amended in the form attached to the proxy statement as Annex A, with immediate effect, in order to provide for the right of a holder of Class B Ordinary Shares to convert into Class A Ordinary Shares on a one-for-one basis at any time prior to the closing of a Business Combination at the option of a holder of the Class B Ordinary Shares.
Issuer
For	For
3. The Auditor Ratification Proposal - RESOLVED, as an ordinary resolution, that the appointment of WithumSmith+Brown, PC as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2023 be ratified, approved and confirmed in all respects.
Issuer
For	For
4. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the extraordinary general meeting in lieu of an annual general meeting to a later date or dates to be determined by the chairman of the extraordinary general meeting in lieu of an annual general meeting, or indefinitely, if necessary or convenient, to permit further solicitation and vote of proxies be confirmed, ratified and approved in all respects.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BLUE OCEAN ACQUISITION CORP	6/2/2023	G1330L105	BOCN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1.The Extension Amendment Proposal - Amend the Company's amended and restated memorandum and articles of association to: (a) extend the date by which the Company must (i) consummate an initial business combination; (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination; and (iii) redeem 100% of the public shares from June 7, 2023 to June 7, 2024, by electing to extend the date to consummate an initial business combination.
Issuer
For	For
2.The Founder Share Amendment Proposal - Amend the Company's amended and restated memorandum and articles of association to permit for the issuance of Class A ordinary shares to holders of Class B ordinary shares upon the exercise of the right of a holder of the Company's Class B ordinary shares to convert such holder's Class B ordinary shares into Class A ordinary shares on a one-for-one basis at any time and from time to time prior to the closing of an initial business combination at the election of the holder.
Issuer
For	For
3. The Adjournment Proposal - Approve the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal or the Founder Share Amendment Proposal or if the Board of Directors of the Company determines before the extraordinary general meeting that it is not necessary or no longer desirable to proceed with the other proposals.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
Target Global Acquisition	6/2/2023	G8675N109	TGAA
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Against	For
1. The Extension Amendment Proposal - To amend, by way of special resolution, the Company’s Articles to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination (the “Extension Amendment”) from June 13, 2023 (the “Original Termination Date”) to September 13, 2023 (the “Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to further extend the Termination Date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors (the “Board”), if requested by Target Global Sponsor Ltd., a Cayman Islands exempted company limited by shares (the “Sponsor”), and upon two calendar days’ advance notice prior to the applicable Termination Date, until March 13, 2024 (each, an “Additional Articles Extension Date”), or a total of up to nine months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto as provided by the first resolution in the form set forth in Annex A to the accompanying proxy statement (the “Extension Amendment Proposal”).
Issuer
Against	For

2. The Redemption Limitation Amendment Proposal - To amend, by way of special resolution, the Company’s Articles, as provided by the second resolution in the form set forth in Annex A to the accompanying proxy statement (the “Redemption Limitation Amendment” and such proposal, the “Redemption Limitation Amendment Proposal”) to eliminate from the Articles the limitation that the Company shall not redeem Class A ordinary shares (the “Class A Ordinary Shares”) included as part of the units sold in the IPO (including any shares issued in exchange thereof, the “Public Shares”) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation”). The Redemption Limitation Amendment would exceed the Redemption Limitation allow the Company to redeem Public Shares irrespective of whether such redemption would exceed the redemption Limitation.
Issuer
Against	For
3. The Founder Conversion Amendment Proposal - To amend, by way of special resolution, the Company's Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement (the "Founder Conversion Amendment" and such proposal, the "Founder Conversion Amendment Proposal") to provide that the Class B Ordinary Shares may be converted either at the time of the consummation of the Company's initial Business Combination or at any earlier date at the option of the holders of the Class B Ordinary Shares.
Issuer
Against	For
4. The Trust Amendment Proposal - To amend, by the affirmative vote of at least sixty-five percent (65%) of the votes cast of the then outstanding Class A Ordinary Shares (as defined below) and Class B Ordinary Shares, voting together as a single class, the amendment of that certain investment management trust agreement, dated December 8, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as trustee (“Continental”), as provided by the fourth resolution in the form set forth in Annex A to the proxy statement, to change the date on which Continental must commence liquidation (the “Trust Amendment”) of the trust account established in connection with the IPO (the “Trust Account”) to the earliest of (i) the Company’s completion of a business combination; (ii) the Articles Extension Date and (iii) the Additional Articles Extension Date (the “Trust Amendment Proposal”).
Issuer
Against	For
The Adjournment Proposal - To adjourn, by way of ordinary resolution, the Shareholder Meeting to a later date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A Ordinary Shares, par value $0.0001 per share and Class B Ordinary Shares, par value $0.0001 per share in the capital of the Company represented (either in person or by proxy) to approve the Extension Amendment Proposal, the Redemption Limitation Amendment Proposal, the Founder Conversion Amendment Proposal or the Trust Amendment Proposal, (ii) if the holders of Public Shares have elected to redeem an amount of shares in connection with the Extension Amendment such that the Company would not adhere to the continued listing requirements of the Nasdaq Stock Market LLC (“Nasdaq”), or (iii) if the Board determines before the Shareholder Meeting that it is not necessary or no longer desirable to proceed with the other proposals (the ‘‘Adjournment Proposal’’).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
RICE ACQUISITION CORP II	6/6/2023	RICE ACQUISITION CORP II	RONI
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. A proposal (the "Business Combination Proposal") to approve as an ordinary resolution and adopt the Business Combination Agreement, dated as of December 13, 2022 and amended on April 23, 2023 (a copy of which is attached to the proxystatement/prospectus as Annex A-1 and Annex A-2), as further amended, supplemented or otherwise modified from timeto time (the “Business Combination Agreement” and, the transactions contemplated by such agreement, the “Business Combination”), by and among Rice Acquisition Corp. II (“RONI”), Rice Acquisition Holdings II LLC (“RONI Opco”), Topo Buyer Co, LLC (the “Buyer”), Topo Merger Sub, LLC (“Merger Sub”) and NET Power, LLC, (“NET Power”), pursuant to which, among other things, Merger Sub will merge with and into NET Power, with NET Power surviving and becoming a wholly owned direct subsidiary of the Buyer.
Issuer
For	For
2.A proposal (the "Domestication Proposal") to approve as a special resolution that RONI be de-registered in the Cayman Islands pursuant to Article 47 of its articles of association and registered by way of continuation as a corporation under the laws of the state of Delaware (the “Domestication”) pursuant to Part XII of the Companies Act (As Revised) of the Cayman Islands and Section 388 of the Delaware General Corporation Law (the “DGCL”) and, immediately upon being de-registered in the Cayman Islands, RONI be continued and domesticated as a corporation and, conditional upon, and with effect from, the registration of RONI as a corporation in the State of Delaware, the name of RONI be changed from “Rice Acquisition Corp. II” to “NET Power Inc.”
Issuer
For	For
3. A proposal (the "Charter Proposal") to approve as a special resolution that, upon the Domestication, the amended and restated memorandum and articles of association of RONI (“Existing Governing Documents”) be amended and restated by the proposed certificate of incorporation and the proposed bylaws, copies of which are attached to the proxy statement/prospectus as Annex C and Annex D (the “Proposed Governing Documents”), of NET Power Inc. (a corporation incorporated in the State of Delaware, assuming the Domestication Proposal is approved and adopted, and the filing with and acceptance by the Secretary of State of Delaware of the Certificate of Corporate Domestication in accordance with Section 388 of the DGCL), including authorization of the change in authorized share capital as indicated thereinand the change of name of “Rice Acquisition Corp. II” to “NET Power Inc.” in connection with the Business Combination.
Issuer
For	For
4. A proposal (the "Governing Documents Proposal A") to approve as an ordinary resolution the change in the authorized share capital of RONI from $33,100 divided into (i) 300,000,000 Class A ordinary shares of a par value of $0.0001 each, (ii) 30,000,000 Class B ordinary shares of a par value of $0.0001each and (iii) 1,000,000 preference shares of a par value of $0.0001 each to (a) 520,000,000 shares of Class A common stock, par value $0.0001 per share, of NET Power Inc., (b) 310,000,000 shares of Class B common stock, par value $0.0001 per share, of NET Power Inc. and (c) 1,000,000 sharesof preferred stock, par value $0.0001 per share (“NET Power Inc. preferredstock”), of NET Power Inc.
Issuer
For	For
5. A proposal (the "Governing Documents Proposal B") to approve as an ordinary resolution the authorization to the board of directors of NET Power Inc. (the “NET Power Inc. Board”) to issue any or all shares of NET Power Inc. preferred stock, in one or more classes or series, with such terms and conditions as may be expressly determined by the NET Power Inc. Board and as may be permitted by the DGCL.
Issuer
For	For
6. A proposal (the "Governing Documents Proposal C") to approve as an ordinary resolution that the provision that certain provisions of the proposed certificate of incorporation of NET Power Inc. are subject to that certain stockholders’ agreement by and among RONI, RONI Opco, Rice Acquisition Sponsor II LLC and certain entities affiliated with NET Power, pursuant to whichcertain governing rights and obligations of the parties are given.
Issuer
For	For
7. A proposal (the "Governing Documents Proposal D") to approve as an ordinary resolution the removal of the ability of NET Power Inc. stockholders to take action by written consent in lieu of a meeting.
Issuer
For	For
8. A proposal (the "Governing Documents Proposal E") to approve as an ordinary resolution that any director or the entire NET Power Inc. Board may be removed from office, but only for cause and only by the affirmative vote of the holders of a majority of the then-outstanding shares of stock of NET Power Inc. entitled to vote generally for the election of directors.
Issuer
For	For
9. A proposal (the "Governing Documents Proposal F") to approve as an ordinary resolution all other changes necessary or desirable in connection with the replacement of Existing Governing Documents with the Proposed Governing Documents, including (i) changing the post-Business Combination corporate name from “Rice Acquisition Corp. II” to “NET Power Inc.” (which is expected to occur upon the consummation of the Domestication), (ii) making NET Power Inc.’s corporate existence perpetual, (iii) adopting Delaware as the exclusive forum for certain stockholder litigation and the United States District Courts as the exclusive forum for litigation arising out of the federal securities laws, and (iv) removing certain provisions related to our status as a blank check company that will no longer be applicable upon consummation of the Business Combination.
Issuer
For	For
10. Vote Board of Directors:                                                       Election of Director: Ralph Alexander
Election of Director: Jeff Bennett
Election of Director: J. Kyle Derham
Election of Director: Fred Forthuber
Election of Director: Joseph T. Kelliher
Election of Director: Carol Peterson
Election of Director: Brad Pollock
Election of Director: Daniel Joseph Rice, IV
Election of Director: Eunkyung Sung
Election of Director: Alejandra Veltmann
Issuer
For	For
11. A proposal (the "NYSE Proposal") to approve as an ordinary resolution, assuming the Business Combination Proposal and the Governing Documents Proposals are approved and adopted, for purposes of complying with the applicable provisions of Section 312.03 of the New York Stock Exchange’s Listed Company Manual, the issuance of more than 20% of common stock in connection with the Business Combination and private placements pursuant to which certain investors have agreed to purchase an aggregate of 49,044,995 newly issued shares of Class A common stock (the “PIPE Financing”).
Issuer
For	For
12. A proposal (the "Incentive Plan Proposal") to approve as an ordinary resolution, the NET Power Inc. 2023 Omnibus Incentive Plan, a copy of which is attached to the proxy statement/prospectus as Annex J.
Issuer
For	For
13. A proposal (the "Adjournment Proposal") to approve as an ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates (i) to the extent necessary to ensure that any required supplement or amendmentto the proxy statement/prospectus is provided to RONI shareholders or, if as of the time for which the extraordinary general meeting is scheduled, there are insufficient RONI ordinary shares represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the extraordinary general meeting, (ii) in order to solicit additional proxies from RONI shareholders in favor of one or more of the proposals at the extraordinary general meeting or (iii) if RONI shareholders have elected to redeem an amount of the Class A shares issued as part of the units in the initial public offering of RONI (the “RONI IPO”) such that the condition to consummation of the Business Combination that the aggregate cash proceeds to be received by RONI from the trust account established at the consummation of the RONI IPO in connection with the Business Combination, together with the aggregate gross proceeds from the PIPE Financing and the Interim Company Financing (as defined in the Business Combination Agreement), and all cash on the consolidated balance sheet of RONI and its subsidiaries, minus transaction expenses (for RONI and for NET Power), minus transaction expenses (for RONI and for NET Power), plus all cash on the consolidated balance sheet of RONI and its subsidiaries in the aggregate, equal no less than $200,000,000 after deducting any amounts paid to RONI shareholders that exercise their redemption rights in connection with the Business Combination would not be satisfied.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
APOLLO TACTICAL INCOME FUND INC.	6/9/2023	037638103	AIF
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1a. Election of Director: Robert L. Borden	Issuer
For	For	1b. Election of Director: Meredith Coffey	Issuer
For	For	2. To consider and ratify the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
BATTERY FUTURE ACQUISITION CORP	6/12/2023	G0888J108	BFAC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - "RESOLVED, as a special resolution, that the Articles of Association of BFAC currently in effect be amended and restated by the deletion in their entirety and the substitution in their place of the Second Amended and Restated Articles of Association of BFAC (a copy of which is attached to the proxy statement for this Meeting as Annex A)."
Issuer
For	For
2. The Trust Agreement Amendment Proposal - To approve an amendment to the Company's Investment Management Trust Agreement, dated December 14, 2021, allowing BFAC to (1) extend the Business Combination Period up to twelve times for an additional one month each time, from June 17, 2023 to June 17, 2024, by depositing into the trust account the lesser of (i) $0.03 for each Class A ordinary share not redeemed in connection with the Special Meeting, multiplied by the number of public shares outstanding, and (ii) $250,000.
Issuer
For	For
3. The Adjournment Proposal - To adjourn the special meeting of BFAC shareholders to a later date or dates, if necessary, to permit further solicitation and vote of Proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or where the board of directors of BFAC has determined it is otherwise necessary or desirable.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SWIFTMERGE ACQUISITION CORP	6/12/2023	G63836103	IVCP
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - As a special resolution to amend the Company's amended and restated memorandum and articles of association ("Articles") in the form set forth in Part 1 of Annex A of the accompanying proxy statement to extend the date that the Company has to consummate a business combination from June 17, 2023 to March 15, 2024, Conditional upon the approval of Proposal 2.
Issuer
For	For
2. Amendment of Trust Agreement - Amend the Investment Management Trust Agreement, dated December 17, 2021, by and between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed its initial business combination from June 17, 2023 to March 15, 2024. Proposal 2 is conditioned on the approval of Proposal 1.
Issuer
For	For
3. Founder Share Amendment Proposal - As a special resolution, to amend the Company's Articles pursuant to an amendment in the form set forth in Part 2 of Annex A of the accompanying proxy statement to provide for the right of a holder of the Founder Shares to convert into Class A Ordinary Shares on a one-for-one basis prior to the closing of a business combination at the election of the holder, where the holders of such Shares have waived any right to receive funds from the Trust Account.
Issuer
For	For
4.Adjournment - Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PEARL HOLDINGS ACQUISITION CORP	6/12/2023	G44525106	PRLH
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - as a special resolution, to amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") as set forth in Annex A of the accompanying proxy statement to extend the date by which the Company must either (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganisation or similar business combination, as further described in the Charter, (an initial "Business Combination") or (ii) cease its operations ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Redemption Limitation Amendment Proposal - as a special resolution, to amend the Company's Charter as set forth in Annex A of the accompanying proxy statement to eliminate from the Charter the limitation that the Company shall not redeem public shares to the extent that such redemption would cause the Company's net tangible assets to be less than US$5,000,001 following such redemptions (the "Redemption Limitation") in order to allow the Company to redeem public shares irrespective ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
3. The Liquidation Amendment Proposal - as a special resolution, to amend the Company's Charter as set forth in Annex A of the accompanying proxy statement to permit the Board, in its sole discretion, to elect to cease all operations on an earlier date (the "Liquidation Amendment" and such proposal, the "Liquidation Amendment Proposal" and, collectively with the Extension Proposal and the Redemption Limitation Amendment Proposal, the "Charter Amendment Proposals").
Issuer
For	For
4. The Trust Amendment Proposal - a proposal to amend the Company's investment management trust agreement, dated as of December 14, 2021, by and between Continental Stock Transfer & Trust Company ("Continental") and the Company (the "Trust Agreement") pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the accompanying proxy statement to extend the date by which the Company would be required to consummate our initial Business Combination from the Original Expiration Date, to the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
5.The Adjournment Proposal - as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary or convenient, either (i) to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the Charter Amendment Proposals or the Trust Amendment Proposal, which will only be presented at the Extraordinary General Meeting if, based on the tabulated votes, ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
NEXPOINT DIVERSIFIED REAL ESTATE TRUST	6/13/2023	65340G205 & 65340G304	NXDT & NXDTPA
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Withhold	For	1a. Election of trustee to serve until the 2024 annual meeting of shareholders: James Dondero	Issuer
Withhold	For	1b. Election of trustee to serve until the 2024 annual meeting of shareholders: Brian Mitts	Issuer
Withhold	For	1c. Election of trustee to serve until the 2024 annual meeting of shareholders: Edward Constantino	Issuer
Withhold	For	1d. Election of trustee to serve until the 2024 annual meeting of shareholders: Scott Kavanaugh	Issuer
Withhold	For	1e. Election of trustee to serve until the 2024 annual meeting of shareholders: Arthur Laffer	Issuer
Withhold	For	1f. Election of trustee to serve until the 2024 annual meeting of shareholders: Carol Swain	Issuer
Withhold	For	1g. Election of trustee to serve until the 2024 annual meeting of shareholders: Catherine Wood	Issuer
Against	For
2. To approve the issuance of shares to the Company's adviser as payment of fees under the Advisory Agreement, which may exceed five percent of the common equity or the voting power of the Company prior to such issuance.
Issuer
Against	For	3. To approve in a non-binding, advisory vote, the compensation to our named executive officers.	Issuer
1 YEAR	For	4. To approve in a non-binding, advisory vote, whether a shareholder vote to approve the compensation of our named executive officers should occur every one, two or three years.	Issuer
Abstain	For	5. To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2023.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
VERTICAL CAPITAL INCOME FUND	6/15/2023	92535C104	VCIF
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. To elect Mark Garbin as a Trustee of the Fund.	Issuer
Mirror Vote	For	1b. To elect Sanjeev Handa as a Trustee of the Fund.	Issuer
Mirror Vote	For	1c. To elect Joan McCabe as a Trustee of the Fund.	Issuer
Mirror Vote	For	1d. To elect Brian Marcus as a Trustee of the Fund.	Issuer
Mirror Vote	For	1e. To elect Lauren Basmadjian as a Trustee of the Fund.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
VERTICAL CAPITAL INCOME FUND	6/15/2023	92535C104	VCIF
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	2. To approve an investment advisory agreement between the Fund and a new investment adviser, Carlyle Global Credit Investment Management L.L.C.	Issuer
Mirror Vote	For	3. To approve a change in the Fund's classification from a diversified investment company to a non-diversified investment company.	Issuer
Mirror Vote	For	4. To approve a change in the Fund's industry concentration policy from concentrated in the mortgage-related industry to non-concentrated.	Issuer
Mirror Vote	For	5.To approve a change to the Fund's Declaration of Trust that would increase the shareholder approval threshold in a contested Trustee election to a majority of shares outstanding.	Issuer
Mirror Vote	For	6. To approve a change to the Fund's Declaration of Trust to require shareholders representing at least 10% of shares to join in a derivative action when the demand on the Board is not excused.	Issuer
Mirror Vote	For	7. To approve a change to the Fund's Declaration of Trust to add a Delaware state court exclusive jurisdiction clause.	Issuer
Mirror Vote	For	8. To approve a change to the Fund's Declaration of Trust stating that the Fund may only be dissolved upon approval of at least 80% of the Trustees.	Issuer
Mirror Vote	For
9. To approve certain vote threshold changes to the Declaration of Trust as follows. To approve certain merger or similar transaction conditions such that a merger or similar transactions with a Principal Shareholder shall require approval from a majority of the Trustees then in office and the affirmative vote of at least 75% of the outstanding Shares, excluding the Shares held by a Principal Shareholder party to the proposed transaction.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
SABA CAPITAL INCOME & OPPORTUNITIES FUND	6/20/2023	78518H202	BRW
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For
1. Vote Board of Directors:
Election of Director: Thomas Bumbolow
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Kieran Goodwin
Election of Director: Aditya Bindal
Election of Director: Andrew Kellerman
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MS EMERGING MKTS DOMESTIC DEBT FD, INC.	6/22/2023	617477104	EDD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Frances L. Cashman Election of Director: Kathleen A. Dennis Election of Director: Joseph J. Kearns Election of Director: Patricia A. Maleski	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
MS EMERGING MKTS DEBT FD, INC. COM	6/22/2023	61744H105	MSD
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Frances L. Cashman Election of Director: Kathleen A. Dennis Election of Director: Joseph J. Kearns Election of Director: Patricia A. Maleski	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
PORTMAN RIDGE FINANCE CORPORATION	6/22/2023	73688F201	PTMN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For	1.Vote Board of Directors: Election of Director: Jennifer Kwon Chou Election of Director: Joseph Morea Election of Director: Robert Warshauer	Issuer
For	For	2. To ratify the selection of Deloitte & Touche LLP as the independent registered public accountant of the Company for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
LOGAN RIDGE FINANCE CORPORATION	6/22/2023	541098109	LRFC
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors: Election of Director: Alexander Duka Election of Director: Robert Warshauer	Issuer
Mirror Vote	For	2. To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
FS KKR CAPITAL CORP	6/23/2023	302635206	FSK
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
Mirror	For	1. Vote Board of Directors: Election of Director: Michael J. Hagan Election of Director: Jeffrey K. Harrow Election of Director: James H. Kropp Election of Director: Elizabeth J. Sandler	Issuer
Mirror	For	2. To approve a proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker
GOGREEN INVESTMENTS CORP	6/29/2023	GOGREEN INVESTMENTS CORP	GOGN
Vote	Management Recommendation	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal: To consider and vote upon, as an ordinary resolution, a proposal to approve and adopt the business combination described in the proxy statement/prospectus, which proposal shall include approval of each of (a) the merger of GoGreen into Aqua Merger Sub, a Cayman Islands exempted company ("Merger Sub") and wholly owned direct subsidiary of Lifezone Metals Limited, an Isle of Man company ("Lifezone Metals"), with Merger Sub surviving the merger and ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Merger Proposal: To consider and vote upon, as a special resolution, a proposal to approve and authorize the Plan of Merger (made in accordance with the provisions of Section 233 of the Cayman Companies Act and included as Annex B to the proxy statement/prospectus) and to authorize the Merger of GoGreen with and into Merger Sub with Merger Sub surviving the Merger.
Issuer
For	For
3. The Adjournment Proposal: To consider and vote upon, as an ordinary resolution, a proposal to adjourn the extraordinary general meeting to a later date or dates, to be determined by the chairman of the extraordinary general meeting, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, there are not sufficient votes to approve one or more proposals presented to shareholders for vote.
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) High Income Securities Fund

By (Signature and Title)*    /s/ Andrew Dakos
Andrew Dakos, President

Date:              8/28/2023

* Print the name and title of each signing officer under his or her signature.